UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Destiny I Class N Fund

June 30, 2005

1.818358.100

DESIN-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Gentex Corp.	676,700	$ 12,315,940
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	741,700	58,015,774
Bright Horizons Family Solutions, Inc. (a)	495,500	20,176,760
		78,192,534
Internet & Catalog Retail - 2.2%
eBay, Inc. (a)	2,020,800	66,706,608
Media - 1.5%
Lamar Advertising Co. Class A (a)	16,500	705,705
Univision Communications, Inc. Class A (a)	1,592,200	43,865,110
		44,570,815
Specialty Retail - 5.4%
Aeropostale, Inc. (a)	799,600	26,866,560
Home Depot, Inc.	2,270,500	88,322,450
Staples, Inc.	2,184,100	46,565,012
		161,754,022
TOTAL CONSUMER DISCRETIONARY		363,539,919
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	1,681,400	81,043,480
Food Products - 0.9%
Nestle SA (Reg.)	110,850	28,368,743
TOTAL CONSUMER STAPLES		109,412,223
ENERGY - 13.5%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	329,600	16,862,336
BJ Services Co.	293,200	15,387,136
Halliburton Co.	1,319,100	63,079,362
Noble Corp.	267,300	16,441,623
Pride International, Inc. (a)	744,700	19,138,790
Schlumberger Ltd. (NY Shares)	701,600	53,279,504
Smith International, Inc.	207,400	13,211,380
Weatherford International Ltd. (a)	393,000	22,786,140
		220,186,271
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	465,000	30,039,000
ConocoPhillips	433,600	24,927,664
Forest Oil Corp. (a)	283,300	11,898,600
Occidental Petroleum Corp.	449,200	34,556,956
Total SA sponsored ADR	310,800	36,316,980
Valero Energy Corp.	581,700	46,018,287
		183,757,487
TOTAL ENERGY		403,943,758

	Shares	Value
FINANCIALS - 25.0%
Capital Markets - 4.6%
Goldman Sachs Group, Inc.	681,600	$ 69,536,832
Merrill Lynch & Co., Inc.	513,500	28,247,635
UBS AG (NY Shares)	509,300	39,649,005
		137,433,472
Commercial Banks - 0.4%
Standard Chartered PLC (United Kingdom)	709,300	12,962,699
Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	1,540,800	54,421,056
Insurance - 18.2%
ACE Ltd.	1,354,600	60,753,810
AMBAC Financial Group, Inc.	767,600	53,547,776
American International Group, Inc.	3,917,164	227,587,228
Hartford Financial Services Group, Inc.	597,500	44,681,050
MBIA, Inc.	347,100	20,586,501
PartnerRe Ltd.	231,700	14,926,114
W.R. Berkley Corp.	1,097,876	39,172,216
XL Capital Ltd. Class A	1,141,100	84,920,662
		546,175,357
TOTAL FINANCIALS		750,992,584
HEALTH CARE - 8.7%
Biotechnology - 1.0%
Cephalon, Inc. (a)	714,900	28,460,169
Health Care Equipment & Supplies - 2.2%
Kinetic Concepts, Inc. (a)	135,000	8,100,000
Medtronic, Inc.	682,000	35,320,780
Waters Corp. (a)	602,700	22,402,359
		65,823,139
Health Care Providers & Services - 3.5%
Pediatrix Medical Group, Inc. (a)	234,700	17,259,838
UnitedHealth Group, Inc.	1,676,200	87,397,068
		104,656,906
Pharmaceuticals - 2.0%
Allergan, Inc.	243,300	20,738,892
Roche Holding AG (participation certificate)	317,962	40,239,875
		60,978,767
TOTAL HEALTH CARE		259,918,981
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	1,682,200	61,618,986
Commercial Services & Supplies - 1.9%
Robert Half International, Inc.	2,344,080	58,531,678
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	510,900	11,679,174
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	269,500	$ 15,520,505
Jacobs Engineering Group, Inc. (a)	85,500	4,810,230
		32,009,909
Industrial Conglomerates - 6.8%
General Electric Co.	4,126,800	142,993,620
Tyco International Ltd.	2,049,900	59,857,080
		202,850,700
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	493,000	23,210,440
Norfolk Southern Corp.	1,098,600	34,012,656
		57,223,096
TOTAL INDUSTRIALS		412,234,369
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	626,700	15,780,306
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,130,600	84,180,006
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	109,490	4,398,213
CDW Corp.	344,200	19,650,378
National Instruments Corp.	861,100	18,255,320
		42,303,911
Internet Software & Services - 4.3%
Google, Inc. Class A (sub. vtg.)	270,800	79,655,820
Yahoo!, Inc. (a)	1,461,900	50,654,835
		130,310,655
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	361,300	18,462,430
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	536,500	23,493,335
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (a)	593,689	11,766,916
Analog Devices, Inc.	538,300	20,083,973
ARM Holdings PLC sponsored ADR	3,678,800	22,587,832
FormFactor, Inc. (a)	165,100	4,361,942
Freescale Semiconductor, Inc.:
Class A	371,400	7,803,114
Class B	227,325	4,814,744
Intel Corp.	2,480,600	64,644,436
National Semiconductor Corp.	851,700	18,762,951
		154,825,908

	Shares	Value
Software - 4.5%
Microsoft Corp.	4,555,998	$ 113,170,990
Symantec Corp. (a)	952,800	20,713,872
		133,884,862
TOTAL INFORMATION TECHNOLOGY		603,241,413
MATERIALS - 0.6%
Chemicals - 0.6%
Lyondell Chemical Co.	671,200	17,733,104
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
SBC Communications, Inc.	1,807,300	42,923,375
TOTAL COMMON STOCKS (Cost $2,867,731,317)		2,963,939,726
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(d)	262,000	225,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		225,320
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 3.21% (b)	8,594,971	8,594,971
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	47,288,250	47,288,250
TOTAL MONEY MARKET FUNDS (Cost $55,883,221)		55,883,221
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,925,055,538)		3,020,048,267
NET OTHER ASSETS - (0.6)%		(16,964,710)
NET ASSETS - 100%		$ 3,003,083,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,320 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,961,198,293. Net unrealized appreciation aggregated $58,849,974, of which $216,292,143 related to appreciated investment securities and $157,442,169 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny I Class O Fund

June 30, 2005

1.803296.101

DESIO-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Gentex Corp.	676,700	$ 12,315,940
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	741,700	58,015,774
Bright Horizons Family Solutions, Inc. (a)	495,500	20,176,760
		78,192,534
Internet & Catalog Retail - 2.2%
eBay, Inc. (a)	2,020,800	66,706,608
Media - 1.5%
Lamar Advertising Co. Class A (a)	16,500	705,705
Univision Communications, Inc. Class A (a)	1,592,200	43,865,110
		44,570,815
Specialty Retail - 5.4%
Aeropostale, Inc. (a)	799,600	26,866,560
Home Depot, Inc.	2,270,500	88,322,450
Staples, Inc.	2,184,100	46,565,012
		161,754,022
TOTAL CONSUMER DISCRETIONARY		363,539,919
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	1,681,400	81,043,480
Food Products - 0.9%
Nestle SA (Reg.)	110,850	28,368,743
TOTAL CONSUMER STAPLES		109,412,223
ENERGY - 13.5%
Energy Equipment & Services - 7.4%
Baker Hughes, Inc.	329,600	16,862,336
BJ Services Co.	293,200	15,387,136
Halliburton Co.	1,319,100	63,079,362
Noble Corp.	267,300	16,441,623
Pride International, Inc. (a)	744,700	19,138,790
Schlumberger Ltd. (NY Shares)	701,600	53,279,504
Smith International, Inc.	207,400	13,211,380
Weatherford International Ltd. (a)	393,000	22,786,140
		220,186,271
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	465,000	30,039,000
ConocoPhillips	433,600	24,927,664
Forest Oil Corp. (a)	283,300	11,898,600
Occidental Petroleum Corp.	449,200	34,556,956
Total SA sponsored ADR	310,800	36,316,980
Valero Energy Corp.	581,700	46,018,287
		183,757,487
TOTAL ENERGY		403,943,758

	Shares	Value
FINANCIALS - 25.0%
Capital Markets - 4.6%
Goldman Sachs Group, Inc.	681,600	$ 69,536,832
Merrill Lynch & Co., Inc.	513,500	28,247,635
UBS AG (NY Shares)	509,300	39,649,005
		137,433,472
Commercial Banks - 0.4%
Standard Chartered PLC (United Kingdom)	709,300	12,962,699
Diversified Financial Services - 1.8%
JPMorgan Chase & Co.	1,540,800	54,421,056
Insurance - 18.2%
ACE Ltd.	1,354,600	60,753,810
AMBAC Financial Group, Inc.	767,600	53,547,776
American International Group, Inc.	3,917,164	227,587,228
Hartford Financial Services Group, Inc.	597,500	44,681,050
MBIA, Inc.	347,100	20,586,501
PartnerRe Ltd.	231,700	14,926,114
W.R. Berkley Corp.	1,097,876	39,172,216
XL Capital Ltd. Class A	1,141,100	84,920,662
		546,175,357
TOTAL FINANCIALS		750,992,584
HEALTH CARE - 8.7%
Biotechnology - 1.0%
Cephalon, Inc. (a)	714,900	28,460,169
Health Care Equipment & Supplies - 2.2%
Kinetic Concepts, Inc. (a)	135,000	8,100,000
Medtronic, Inc.	682,000	35,320,780
Waters Corp. (a)	602,700	22,402,359
		65,823,139
Health Care Providers & Services - 3.5%
Pediatrix Medical Group, Inc. (a)	234,700	17,259,838
UnitedHealth Group, Inc.	1,676,200	87,397,068
		104,656,906
Pharmaceuticals - 2.0%
Allergan, Inc.	243,300	20,738,892
Roche Holding AG (participation certificate)	317,962	40,239,875
		60,978,767
TOTAL HEALTH CARE		259,918,981
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	1,682,200	61,618,986
Commercial Services & Supplies - 1.9%
Robert Half International, Inc.	2,344,080	58,531,678
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	510,900	11,679,174
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	269,500	$ 15,520,505
Jacobs Engineering Group, Inc. (a)	85,500	4,810,230
		32,009,909
Industrial Conglomerates - 6.8%
General Electric Co.	4,126,800	142,993,620
Tyco International Ltd.	2,049,900	59,857,080
		202,850,700
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	493,000	23,210,440
Norfolk Southern Corp.	1,098,600	34,012,656
		57,223,096
TOTAL INDUSTRIALS		412,234,369
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	626,700	15,780,306
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,130,600	84,180,006
Electronic Equipment & Instruments - 1.4%
Amphenol Corp. Class A	109,490	4,398,213
CDW Corp.	344,200	19,650,378
National Instruments Corp.	861,100	18,255,320
		42,303,911
Internet Software & Services - 4.3%
Google, Inc. Class A (sub. vtg.)	270,800	79,655,820
Yahoo!, Inc. (a)	1,461,900	50,654,835
		130,310,655
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	361,300	18,462,430
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	536,500	23,493,335
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (a)	593,689	11,766,916
Analog Devices, Inc.	538,300	20,083,973
ARM Holdings PLC sponsored ADR	3,678,800	22,587,832
FormFactor, Inc. (a)	165,100	4,361,942
Freescale Semiconductor, Inc.:
Class A	371,400	7,803,114
Class B	227,325	4,814,744
Intel Corp.	2,480,600	64,644,436
National Semiconductor Corp.	851,700	18,762,951
		154,825,908

	Shares	Value
Software - 4.5%
Microsoft Corp.	4,555,998	$ 113,170,990
Symantec Corp. (a)	952,800	20,713,872
		133,884,862
TOTAL INFORMATION TECHNOLOGY		603,241,413
MATERIALS - 0.6%
Chemicals - 0.6%
Lyondell Chemical Co.	671,200	17,733,104
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
SBC Communications, Inc.	1,807,300	42,923,375
TOTAL COMMON STOCKS (Cost $2,867,731,317)		2,963,939,726
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(d)	262,000	225,320
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		225,320
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 3.21% (b)	8,594,971	8,594,971
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	47,288,250	47,288,250
TOTAL MONEY MARKET FUNDS (Cost $55,883,221)		55,883,221
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $2,925,055,538)		3,020,048,267
NET OTHER ASSETS - (0.6)%		(16,964,710)
NET ASSETS - 100%		$ 3,003,083,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $225,320 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,961,198,293. Net unrealized appreciation aggregated $58,849,974, of which $216,292,143 related to appreciated investment securities and $157,442,169 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class N

June 30, 2005

1.818363.100

DESIIN-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.4%
Gentex Corp.	583,870	$ 10,626,434
Michelin SA (Compagnie Generale des Etablissements) Series B	1,016,669	61,946,712
		72,573,146
Automobiles - 0.0%
Monaco Coach Corp.	22,400	385,056
National R.V. Holdings, Inc. (a)	216,000	1,725,840
		2,110,896
Hotels, Restaurants & Leisure - 2.2%
Domino's Pizza, Inc.	404,400	9,001,944
GTECH Holdings Corp.	463,200	13,543,968
International Game Technology	1,610,500	45,335,575
Scientific Games Corp. Class A (a)	318,200	8,569,126
Sportingbet PLC (a)	1,087,400	6,361,182
Vail Resorts, Inc. (a)	127,000	3,568,700
WMS Industries, Inc. (a)	780,300	26,335,125
		112,715,620
Household Durables - 0.2%
Pace Micro Technology PLC (a)	719,200	760,268
Sony Corp.	271,000	9,333,240
		10,093,508
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	296,300	9,801,604
eBay, Inc. (a)	296,400	9,784,164
		19,585,768
Leisure Equipment & Products - 0.1%
Brunswick Corp.	5,400	233,928
Marvel Enterprises, Inc. (a)	127,100	2,506,412
		2,740,340
Media - 8.6%
Clear Channel Communications, Inc.	3,091,800	95,629,374
Cumulus Media, Inc. Class A (a)	2,604,210	30,677,594
EchoStar Communications Corp. Class A	1,099,190	33,140,579
Entercom Communications Corp. Class A (a)	681,755	22,695,624
Getty Images, Inc. (a)	21,800	1,618,868
Lamar Advertising Co. Class A (a)	2,010,864	86,004,653
News Corp. Class A	3,387,900	54,816,222
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,299,700
Reuters Group PLC	422,640	2,991,114
Spanish Broadcasting System, Inc. Class A (a)	198,511	1,983,125
Univision Communications, Inc. Class A (a)	2,119,224	58,384,621
XM Satellite Radio Holdings, Inc. Class A (a)	1,354,600	45,595,836
		436,837,310

	Shares	Value
Specialty Retail - 4.4%
Borders Group, Inc.	550,000	$ 13,920,500
Electronics Boutique Holding Corp. (a)	828,100	52,576,069
GameStop Corp. Class A (a)(d)	1,875,500	61,347,605
Monro Muffler Brake, Inc. (d)	713,038	21,041,751
Staples, Inc.	2,922,250	62,302,370
Urban Outfitters, Inc. (a)	255,500	14,484,295
		225,672,590
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	429,900	3,873,399
NIKE, Inc. Class B	253,600	21,961,760
		25,835,159
TOTAL CONSUMER DISCRETIONARY		908,164,337
CONSUMER STAPLES - 9.6%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	571,900	12,587,519
The Coca-Cola Co.	1,692,500	70,661,875
		83,249,394
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	741,300	35,730,660
Food Products - 2.0%
Bunge Ltd.	242,860	15,397,324
Corn Products International, Inc.	806,600	19,164,816
Groupe Danone	528,100	46,461,132
Hormel Foods Corp.	583,765	17,121,827
Ralcorp Holdings, Inc.	139,200	5,728,080
		103,873,179
Household Products - 2.3%
Colgate-Palmolive Co.	593,000	29,596,630
Procter & Gamble Co.	1,695,900	89,458,725
		119,055,355
Personal Products - 0.9%
Gillette Co.	847,200	42,893,736
Tobacco - 2.1%
Altria Group, Inc.	1,608,900	104,031,474
TOTAL CONSUMER STAPLES		488,833,798
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC sponsored ADR	100,000	6,238,000
Exxon Mobil Corp.	200,000	11,494,000
Total SA sponsored ADR	225,000	26,291,250
		44,023,250
FINANCIALS - 15.5%
Capital Markets - 1.0%
T. Rowe Price Group, Inc.	836,159	52,343,553
Commercial Banks - 0.6%
Bank of America Corp.	105,900	4,830,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Communications Co. Ltd. (H Shares)	424,000	$ 152,773
Boston Private Financial Holdings, Inc.	24,869	626,699
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	16,002,168
GDR	27,500	1,062,050
Wachovia Corp.	127,400	6,319,040
		28,992,829
Consumer Finance - 3.2%
SLM Corp.	3,237,318	164,455,754
Insurance - 10.5%
ACE Ltd.	1,652,218	74,101,977
AFLAC, Inc.	1,204,820	52,144,610
AMBAC Financial Group, Inc.	691,700	48,252,992
American International Group, Inc.	5,640,000	327,684,001
Endurance Specialty Holdings Ltd.	203,100	7,681,242
Scottish Re Group Ltd.	255,360	6,189,926
The St. Paul Travelers Companies, Inc.	412,600	16,310,078
W.R. Berkley Corp.	111,000	3,960,480
		536,325,306
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	183,500	10,716,400
TOTAL FINANCIALS		792,833,842
HEALTH CARE - 11.1%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	487,100	16,780,595
Cephalon, Inc. (a)	211,600	8,423,796
Gilead Sciences, Inc. (a)	975,400	42,907,846
MedImmune, Inc. (a)	1,780,400	47,572,288
ONYX Pharmaceuticals, Inc. (a)	313,300	7,481,604
OSI Pharmaceuticals, Inc. (a)	226,200	9,244,794
		132,410,923
Health Care Equipment & Supplies - 1.5%
BioLase Technology, Inc.	664,200	4,197,744
Guidant Corp.	1,117,300	75,194,290
		79,392,034
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	952,400	49,658,136
Pharmaceuticals - 6.0%
Cipla Ltd.	1,949,966	14,068,012
Johnson & Johnson	595,100	38,681,500
Nastech Pharmaceutical Co., Inc. (a)	72,800	1,035,944
Novartis AG sponsored ADR	1,162,100	55,130,024

	Shares	Value
Pfizer, Inc.	2,090,000	$ 57,642,200
Roche Holding AG (participation certificate)	1,100,232	139,240,534
		305,798,214
TOTAL HEALTH CARE		567,259,307
INDUSTRIALS - 9.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	3,144,000	115,164,720
Northrop Grumman Corp.	826,900	45,686,225
The Boeing Co.	732,000	48,312,000
		209,162,945
Airlines - 2.1%
AirTran Holdings, Inc. (a)	2,125,073	19,614,424
Delta Air Lines, Inc. (a)(d)	9,134,340	34,345,118
Northwest Airlines Corp. (a)(d)	4,674,492	21,315,684
Southwest Airlines Co.	2,120,500	29,538,565
		104,813,791
Industrial Conglomerates - 2.7%
General Electric Co.	3,869,400	134,074,710
Tyco International Ltd.	140,500	4,102,600
		138,177,310
Marine - 0.4%
Alexander & Baldwin, Inc.	436,927	20,251,566
Road & Rail - 0.1%
Laidlaw International, Inc. (a)	313,100	7,545,710
TOTAL INDUSTRIALS		479,951,322
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 4.2%
CIENA Corp. (a)(d)	38,382,900	80,220,261
Corning, Inc. (a)	6,142,400	102,086,688
Finisar Corp. (a)(d)	18,440,500	19,362,525
NMS Communications Corp. (a)	1,903,170	5,443,066
TomTom Group BV	308,500	6,772,229
		213,884,769
Computers & Peripherals - 0.2%
Dell, Inc. (a)	167,309	6,610,379
Western Digital Corp. (a)	212,700	2,854,434
		9,464,813
Electronic Equipment & Instruments - 0.6%
Applied Films Corp. (a)	800	20,480
Solectron Corp. (a)	5,151,700	19,524,943
Symbol Technologies, Inc.	1,277,200	12,605,964
		32,151,387
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	1,062,000	13,944,060
NetRatings, Inc. (a)	423,854	5,764,414
Yahoo!, Inc. (a)	6,800	235,620
		19,944,094
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Anteon International Corp. (a)	204,000	$ 9,306,480
Infosys Technologies Ltd.	583,577	31,655,445
		40,961,925
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	118,600	4,424,966
Applied Materials, Inc.	63,400	1,025,812
Applied Micro Circuits Corp. (a)	2,371,223	6,070,331
ASE Test Ltd. (a)	1,003,800	6,464,472
ASML Holding NV (NY Shares) (a)	911,800	14,278,788
Cymer, Inc. (a)	363,600	9,580,860
Intel Corp.	21,210	552,733
LTX Corp. (a)	255,000	1,264,800
PMC-Sierra, Inc. (a)	3,044,750	28,407,518
Samsung Electronics Co. Ltd.	90	42,977
Silicon On Insulator TEChnologies SA (SOITEC) (a)	1,355,058	14,758,411
Teradyne, Inc. (a)	2,135,900	25,566,723
United Microelectronics Corp. sponsored ADR	6,352,089	26,107,086
Xilinx, Inc.	126,800	3,233,400
		141,778,877
Software - 6.6%
Activision, Inc. (a)	1,533,800	25,338,376
BEA Systems, Inc. (a)	339,170	2,977,913
Macrovision Corp. (a)	423,500	9,545,690
Microsoft Corp.	11,128,346	276,428,115
NAVTEQ Corp.	425,200	15,808,936
NDS Group PLC sponsored ADR (a)	200,100	6,667,332
		336,766,362
TOTAL INFORMATION TECHNOLOGY		794,952,227
MATERIALS - 6.6%
Chemicals - 1.3%
Monsanto Co.	1,098,900	69,087,843
Metals & Mining - 5.3%
Alamos Gold, Inc. (a)	1,058,900	3,629,922
Apex Silver Mines Ltd. (a)	924,100	12,697,134
Glamis Gold Ltd. (a)	4,657,100	79,746,946
Goldcorp, Inc.	1,559,500	24,807,913
High River Gold Mines Ltd. (a)	2,104,700	2,319,087
IAMGOLD Corp.	1,918,900	12,952,418
Meridian Gold, Inc. (a)	1,695,600	30,446,621
Newmont Mining Corp.	2,413,300	94,191,099
Titanium Metals Corp. (a)	178,900	10,159,731
		270,950,871
TOTAL MATERIALS		340,038,714

	Shares	Value
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
BellSouth Corp.	1,736,200	$ 46,130,834
SBC Communications, Inc.	4,915,000	116,731,250
Verizon Communications, Inc.	3,682,100	127,216,555
		290,078,639
TOTAL COMMON STOCKS (Cost $4,562,858,081)		4,706,135,436
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	255,000	219,300
TOTAL PREFERRED STOCKS (Cost $1,807,550)		219,300
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,031,187
TOTAL CONVERTIBLE BONDS (Cost $21,322,795)		20,031,187
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 3.21% (b)	444,719,443	444,719,443
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	87,270,723	87,270,723
TOTAL MONEY MARKET FUNDS (Cost $531,990,166)		531,990,166
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $5,117,978,592)		5,258,376,089
NET OTHER ASSETS - (3.0)%		(150,817,883)
NET ASSETS - 100%		$ 5,107,558,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,300 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 52,227,789	$ -	$ -	$ 80,220,261
Delta Air Lines, Inc.	17,629,662	25,692,577	-	-	34,345,118
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	29,766,153	-	-	19,362,525
GameStop Corp. Class A	-	43,539,249	-	-	61,347,605
Monro Muffler Brake, Inc.	8,144,129	9,099,749	-	-	21,041,751
Northwest Airlines Corp.	-	66,059,957	12,856,193	-	21,315,684
Total	$ 68,556,729	$ 246,725,863	$ 35,517,685	$ -	$ 237,632,944
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,131,650,427. Net unrealized appreciation aggregated $126,725,662, of which $340,375,743 related to appreciated investment securities and $213,650,081 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class O

June 30, 2005

1.803297.101

DESIIO-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 1.4%
Gentex Corp.	583,870	$ 10,626,434
Michelin SA (Compagnie Generale des Etablissements) Series B	1,016,669	61,946,712
		72,573,146
Automobiles - 0.0%
Monaco Coach Corp.	22,400	385,056
National R.V. Holdings, Inc. (a)	216,000	1,725,840
		2,110,896
Hotels, Restaurants & Leisure - 2.2%
Domino's Pizza, Inc.	404,400	9,001,944
GTECH Holdings Corp.	463,200	13,543,968
International Game Technology	1,610,500	45,335,575
Scientific Games Corp. Class A (a)	318,200	8,569,126
Sportingbet PLC (a)	1,087,400	6,361,182
Vail Resorts, Inc. (a)	127,000	3,568,700
WMS Industries, Inc. (a)	780,300	26,335,125
		112,715,620
Household Durables - 0.2%
Pace Micro Technology PLC (a)	719,200	760,268
Sony Corp.	271,000	9,333,240
		10,093,508
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	296,300	9,801,604
eBay, Inc. (a)	296,400	9,784,164
		19,585,768
Leisure Equipment & Products - 0.1%
Brunswick Corp.	5,400	233,928
Marvel Enterprises, Inc. (a)	127,100	2,506,412
		2,740,340
Media - 8.6%
Clear Channel Communications, Inc.	3,091,800	95,629,374
Cumulus Media, Inc. Class A (a)	2,604,210	30,677,594
EchoStar Communications Corp. Class A	1,099,190	33,140,579
Entercom Communications Corp. Class A (a)	681,755	22,695,624
Getty Images, Inc. (a)	21,800	1,618,868
Lamar Advertising Co. Class A (a)	2,010,864	86,004,653
News Corp. Class A	3,387,900	54,816,222
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,299,700
Reuters Group PLC	422,640	2,991,114
Spanish Broadcasting System, Inc. Class A (a)	198,511	1,983,125
Univision Communications, Inc. Class A (a)	2,119,224	58,384,621
XM Satellite Radio Holdings, Inc. Class A (a)	1,354,600	45,595,836
		436,837,310

	Shares	Value
Specialty Retail - 4.4%
Borders Group, Inc.	550,000	$ 13,920,500
Electronics Boutique Holding Corp. (a)	828,100	52,576,069
GameStop Corp. Class A (a)(d)	1,875,500	61,347,605
Monro Muffler Brake, Inc. (d)	713,038	21,041,751
Staples, Inc.	2,922,250	62,302,370
Urban Outfitters, Inc. (a)	255,500	14,484,295
		225,672,590
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	429,900	3,873,399
NIKE, Inc. Class B	253,600	21,961,760
		25,835,159
TOTAL CONSUMER DISCRETIONARY		908,164,337
CONSUMER STAPLES - 9.6%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	571,900	12,587,519
The Coca-Cola Co.	1,692,500	70,661,875
		83,249,394
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	741,300	35,730,660
Food Products - 2.0%
Bunge Ltd.	242,860	15,397,324
Corn Products International, Inc.	806,600	19,164,816
Groupe Danone	528,100	46,461,132
Hormel Foods Corp.	583,765	17,121,827
Ralcorp Holdings, Inc.	139,200	5,728,080
		103,873,179
Household Products - 2.3%
Colgate-Palmolive Co.	593,000	29,596,630
Procter & Gamble Co.	1,695,900	89,458,725
		119,055,355
Personal Products - 0.9%
Gillette Co.	847,200	42,893,736
Tobacco - 2.1%
Altria Group, Inc.	1,608,900	104,031,474
TOTAL CONSUMER STAPLES		488,833,798
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC sponsored ADR	100,000	6,238,000
Exxon Mobil Corp.	200,000	11,494,000
Total SA sponsored ADR	225,000	26,291,250
		44,023,250
FINANCIALS - 15.5%
Capital Markets - 1.0%
T. Rowe Price Group, Inc.	836,159	52,343,553
Commercial Banks - 0.6%
Bank of America Corp.	105,900	4,830,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Communications Co. Ltd. (H Shares)	424,000	$ 152,773
Boston Private Financial Holdings, Inc.	24,869	626,699
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	16,002,168
GDR	27,500	1,062,050
Wachovia Corp.	127,400	6,319,040
		28,992,829
Consumer Finance - 3.2%
SLM Corp.	3,237,318	164,455,754
Insurance - 10.5%
ACE Ltd.	1,652,218	74,101,977
AFLAC, Inc.	1,204,820	52,144,610
AMBAC Financial Group, Inc.	691,700	48,252,992
American International Group, Inc.	5,640,000	327,684,001
Endurance Specialty Holdings Ltd.	203,100	7,681,242
Scottish Re Group Ltd.	255,360	6,189,926
The St. Paul Travelers Companies, Inc.	412,600	16,310,078
W.R. Berkley Corp.	111,000	3,960,480
		536,325,306
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	183,500	10,716,400
TOTAL FINANCIALS		792,833,842
HEALTH CARE - 11.1%
Biotechnology - 2.6%
Biogen Idec, Inc. (a)	487,100	16,780,595
Cephalon, Inc. (a)	211,600	8,423,796
Gilead Sciences, Inc. (a)	975,400	42,907,846
MedImmune, Inc. (a)	1,780,400	47,572,288
ONYX Pharmaceuticals, Inc. (a)	313,300	7,481,604
OSI Pharmaceuticals, Inc. (a)	226,200	9,244,794
		132,410,923
Health Care Equipment & Supplies - 1.5%
BioLase Technology, Inc.	664,200	4,197,744
Guidant Corp.	1,117,300	75,194,290
		79,392,034
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	952,400	49,658,136
Pharmaceuticals - 6.0%
Cipla Ltd.	1,949,966	14,068,012
Johnson & Johnson	595,100	38,681,500
Nastech Pharmaceutical Co., Inc. (a)	72,800	1,035,944
Novartis AG sponsored ADR	1,162,100	55,130,024

	Shares	Value
Pfizer, Inc.	2,090,000	$ 57,642,200
Roche Holding AG (participation certificate)	1,100,232	139,240,534
		305,798,214
TOTAL HEALTH CARE		567,259,307
INDUSTRIALS - 9.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	3,144,000	115,164,720
Northrop Grumman Corp.	826,900	45,686,225
The Boeing Co.	732,000	48,312,000
		209,162,945
Airlines - 2.1%
AirTran Holdings, Inc. (a)	2,125,073	19,614,424
Delta Air Lines, Inc. (a)(d)	9,134,340	34,345,118
Northwest Airlines Corp. (a)(d)	4,674,492	21,315,684
Southwest Airlines Co.	2,120,500	29,538,565
		104,813,791
Industrial Conglomerates - 2.7%
General Electric Co.	3,869,400	134,074,710
Tyco International Ltd.	140,500	4,102,600
		138,177,310
Marine - 0.4%
Alexander & Baldwin, Inc.	436,927	20,251,566
Road & Rail - 0.1%
Laidlaw International, Inc. (a)	313,100	7,545,710
TOTAL INDUSTRIALS		479,951,322
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 4.2%
CIENA Corp. (a)(d)	38,382,900	80,220,261
Corning, Inc. (a)	6,142,400	102,086,688
Finisar Corp. (a)(d)	18,440,500	19,362,525
NMS Communications Corp. (a)	1,903,170	5,443,066
TomTom Group BV	308,500	6,772,229
		213,884,769
Computers & Peripherals - 0.2%
Dell, Inc. (a)	167,309	6,610,379
Western Digital Corp. (a)	212,700	2,854,434
		9,464,813
Electronic Equipment & Instruments - 0.6%
Applied Films Corp. (a)	800	20,480
Solectron Corp. (a)	5,151,700	19,524,943
Symbol Technologies, Inc.	1,277,200	12,605,964
		32,151,387
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	1,062,000	13,944,060
NetRatings, Inc. (a)	423,854	5,764,414
Yahoo!, Inc. (a)	6,800	235,620
		19,944,094
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Anteon International Corp. (a)	204,000	$ 9,306,480
Infosys Technologies Ltd.	583,577	31,655,445
		40,961,925
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	118,600	4,424,966
Applied Materials, Inc.	63,400	1,025,812
Applied Micro Circuits Corp. (a)	2,371,223	6,070,331
ASE Test Ltd. (a)	1,003,800	6,464,472
ASML Holding NV (NY Shares) (a)	911,800	14,278,788
Cymer, Inc. (a)	363,600	9,580,860
Intel Corp.	21,210	552,733
LTX Corp. (a)	255,000	1,264,800
PMC-Sierra, Inc. (a)	3,044,750	28,407,518
Samsung Electronics Co. Ltd.	90	42,977
Silicon On Insulator TEChnologies SA (SOITEC) (a)	1,355,058	14,758,411
Teradyne, Inc. (a)	2,135,900	25,566,723
United Microelectronics Corp. sponsored ADR	6,352,089	26,107,086
Xilinx, Inc.	126,800	3,233,400
		141,778,877
Software - 6.6%
Activision, Inc. (a)	1,533,800	25,338,376
BEA Systems, Inc. (a)	339,170	2,977,913
Macrovision Corp. (a)	423,500	9,545,690
Microsoft Corp.	11,128,346	276,428,115
NAVTEQ Corp.	425,200	15,808,936
NDS Group PLC sponsored ADR (a)	200,100	6,667,332
		336,766,362
TOTAL INFORMATION TECHNOLOGY		794,952,227
MATERIALS - 6.6%
Chemicals - 1.3%
Monsanto Co.	1,098,900	69,087,843
Metals & Mining - 5.3%
Alamos Gold, Inc. (a)	1,058,900	3,629,922
Apex Silver Mines Ltd. (a)	924,100	12,697,134
Glamis Gold Ltd. (a)	4,657,100	79,746,946
Goldcorp, Inc.	1,559,500	24,807,913
High River Gold Mines Ltd. (a)	2,104,700	2,319,087
IAMGOLD Corp.	1,918,900	12,952,418
Meridian Gold, Inc. (a)	1,695,600	30,446,621
Newmont Mining Corp.	2,413,300	94,191,099
Titanium Metals Corp. (a)	178,900	10,159,731
		270,950,871
TOTAL MATERIALS		340,038,714

	Shares	Value
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.7%
BellSouth Corp.	1,736,200	$ 46,130,834
SBC Communications, Inc.	4,915,000	116,731,250
Verizon Communications, Inc.	3,682,100	127,216,555
		290,078,639
TOTAL COMMON STOCKS (Cost $4,562,858,081)		4,706,135,436
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e)	255,000	219,300
TOTAL PREFERRED STOCKS (Cost $1,807,550)		219,300
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	20,031,187
TOTAL CONVERTIBLE BONDS (Cost $21,322,795)		20,031,187
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 3.21% (b)	444,719,443	444,719,443
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	87,270,723	87,270,723
TOTAL MONEY MARKET FUNDS (Cost $531,990,166)		531,990,166
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $5,117,978,592)		5,258,376,089
NET OTHER ASSETS - (3.0)%		(150,817,883)
NET ASSETS - 100%		$ 5,107,558,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,300 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 52,227,789	$ -	$ -	$ 80,220,261
Delta Air Lines, Inc.	17,629,662	25,692,577	-	-	34,345,118
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	29,766,153	-	-	19,362,525
GameStop Corp. Class A	-	43,539,249	-	-	61,347,605
Monro Muffler Brake, Inc.	8,144,129	9,099,749	-	-	21,041,751
Northwest Airlines Corp.	-	66,059,957	12,856,193	-	21,315,684
Total	$ 68,556,729	$ 246,725,863	$ 35,517,685	$ -	$ 237,632,944
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,131,650,427. Net unrealized appreciation aggregated $126,725,662, of which $340,375,743 related to appreciated investment securities and $213,650,081 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005